Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000162358 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[1]
C000162358 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000162358 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000162358 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
C000162358 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[1]
C000162358 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
C000162358 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000162358 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000162358 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000162358 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000162358 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000162358 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162358 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000162358 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000162358 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162358 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172840 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172840 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172840 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172840 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172840 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000172840 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000172840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000172840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000172840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000172840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172840 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000172840 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
C000172840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000172841 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172841 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | TE Connectivity PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000172841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000172841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000172841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172841 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000187865 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[2]
C000187865 [Member] | SP 1 MIG1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000187865 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000187865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[2]
C000187865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[2]
C000187865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000187865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
C000187865 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000187865 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000187865 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000187865 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000187865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000187865 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000187865 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000187865 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000187865 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000187865 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000205579 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000205579 [Member] | SP 1 MIG1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
C000205579 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[3]
C000205579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[3]
C000205579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[3]
C000205579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000205579 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000205579 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000205579 [Member] | SP 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000205579 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205579 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205579 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205579 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205579 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205579 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000205579 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000205579 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205579 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000205579 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000205581 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000205581 [Member] | SP 1 MIG1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000205581 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[4]
C000205581 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[4]
C000205581 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[4]
C000205581 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[4]
C000205581 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000205581 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000205581 [Member] | SP 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000205581 [Member] | MIG3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000205581 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205581 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000205581 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000205581 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000205581 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000205581 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205581 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000205581 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205581 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000216993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000216993 [Member] | Long Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000216993 [Member] | Long Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000216993 [Member] | Long Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000216993 [Member] | Long Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000216993 [Member] | Long Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000216993 [Member] | All Other Long [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000216993 [Member] | Short Financials [Member]
Holdings [Line Items]
Percent of Total Investments	(18.60%)
C000216993 [Member] | Short Energy [Member]
Holdings [Line Items]
Percent of Total Investments	(10.00%)
C000216993 [Member] | All Other Short [Member]
Holdings [Line Items]
Percent of Total Investments	(4.30%)
C000216993 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000216993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000216993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000216993 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216993 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000216993 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.50%)
C000218390 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218390 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218390 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218390 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218390 [Member] | Ingredion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218390 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218390 [Member] | Madison Square Garden Sports Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000218390 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000218390 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218390 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000218390 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000218390 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000218390 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218390 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000218390 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000218390 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000223991 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000223991 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000223991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.40%	[5]
C000223991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[5]
C000223991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
C000223991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000223991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000223991 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000223991 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000223991 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000223991 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000223991 [Member] | Mass Transit [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223991 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000223991 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000223991 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000223991 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.